Eaton Vance Stock Fund
EATON VANCE STOCK FUND Supplement to Prospectus dated May 1, 2015 The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Stock Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 26 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Stock Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Stock Fund		Class A	Class C	Class I
Management Fees	[1]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		1.27%	2.02%	1.02%
Expense Reimbursement	[2],[3]	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.98%	1.73%	0.73%
[1]	“Management Fees” have been restated to reflect the elimination of the Administration Fee (effective October 31, 2014) and a fee reduction agreement to the Portfolio's investment advisory agreement (effective January 1, 2016), as if both were in effect for the Fund's full fiscal year ended December 31, 2014.
[2]	Expenses in the table above and the Example below reflect the expenses of the Eaton Vance Stock Fund (formerly Eaton Vance Large-Cap Core Research Fund) and the Stock Portfolio (formerly Large-Cap Core Research Portfolio) (the “Portfolio”), the Fund's master Portfolio.
[3]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.98% for Class A shares, 1.73% for Class C shares and 0.73% for Class I shares. This expense reimbursement will continue through April 30, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	928	1,206	1,997
Class C	276	606	1,061	2,325
Class I	75	296	535	1,222

Expense Example, No Redemption - Eaton Vance Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	669	928	1,206	1,997
Class C	176	606	1,061	2,325
Class I	75	296	535	1,222

The following replaces the first paragraph under “Stock Portfolio.” in “Management and Organization”:

Stock Portfolio.  Under its investment advisory agreement with Stock Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)*
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%

(1)

Pursuant to a fee reduction agreement effective January 1, 2016.

January 4, 2016	20614 1.4.16

[1]	Expenses in the table above and the Example below reflect the expenses of the Eaton Vance Stock Fund (formerly Eaton Vance Large-Cap Core Research Fund) and the Stock Portfolio (formerly Large-Cap Core Research Portfolio) (the “Portfolio”), the Fund's master Portfolio.